Long-term Investments	12 Months Ended
Dec. 31, 2016
Long-term Investments
Long-term Investments

4. Long-term Investments

Long-term investments comprised of investments in publicly traded companies, privately held companies and limited partnerships. The following sets forth the changes in the Company’s long-term investments.

	Cost	Equity Method			Available for Sale
	Method	(E-House)	(Leju)	(Others)	Securities	Total
	(In thousands)
Balance at January 1, 2014	$164,737	$175,205	$—	$46,970	$139,675	$526,587
New investments	180,854	—	—	13,763	39,640	234,257
Income from investments	—	10,138	—	9,333	—	19,471
Investment impairment	(10,126)	—	—	(5,187)	(2,647)	(17,960)
Unrealized gain, net	—	—	—	—	75,450	75,450
Disposal\change in interest of investment	(37,625)	48,298	—	47,394	(9,654)	48,413
Changes from cost method to consolidation	(12,684)	—	—	—	—	(12,684)
Changes from cost method to available-for-sale securities	(20,000)	—	—	—	20,000	—
Dividend received	—	(5,867)	—	(4,103)	—	(9,970)
Foreign exchange impact	(1,954)	(1,134)	—	(473)	—	(3,561)

Balance at December 31, 2014	$263,202	$226,640	$—	$107,697	$262,464	$860,003
New investments	317,817	—	4,453	41,954	64,566	428,790
Income (loss) from investments	—	1,873	245	(1,900)	—	218
Investment impairment	(6,609)	—	—	—	—	(6,609)
Unrealized gain, net	—	—	—	—	24,892	24,892
Disposal\dilution of investments	(5,416)	(4,453)	—	(7,566)	(48,213)	(65,648)
Changes from cost method to available-for-sale securities	(7,788)	—	—	—	7,788	—
Dividend received	—	(10,259)	(293)	(6,115)	—	(16,667)
Foreign exchange impact	(6,285)	(3,340)	(61)	(2,653)	—	(12,339)

Balance at December 31, 2015	$554,921	$210,461	$4,344	$131,417	$311,497	$1,212,640
New investments	331,949	139,953	195,126	56,160	52,449	775,637
Income (loss) from investments	—	(3,760)	308	(8,314)	—	(11,766)
Investment impairment	(29,032)	—	—	(2,455)	(4,822)	(36,309)
Unrealized loss, net	—	—	—	—	(80,795)	(80,795)
Disposal\dilution of investments	(67,658)	(341,052)	—	10,902	(124,040)	(521,848)
Dividend received	—	—	—	(3,103)	—	(3,103)
Foreign exchange impact	(7,889)	(5,602)	(116)	(2,642)	—	(16,249)

Balance at December 31, 2016	$782,291	$—	$199,662	$181,965	$154,289	$1,318,207

Cost Method

As of December 31, 2016, investments accounted for under the cost method were $782.3 million. Investments were accounted for under the cost method if the Company had no significant influence or if the underlying shares were not considered in substance ordinary shares and had no readily determinable fair value. In January 2014, the Company obtained control of its investment in Beijing Weiyue Information Technology Co., Ltd (“Weiyue”) through a step acquisition, the impact of which was reflected in the changes in cost method to consolidation (Note 5). In 2015, the Company invested in preference shares of Didi and Kuaidi Taxi,  an online transportation network company, through their holding company, Xiaoju Kuaizhi Inc. with a total consideration of $142.0 million. In 2015 and 2016, the Company also invested in preference shares of another private company, which primarily focus on developing social applications,  with a total consideration of $70 million and $120 million respectively. The Company accounted for both investments under cost method investment in accordance with ASC325 because the preferred shares invested are not considered in-substance ordinary shares and do not have readily determinable fair value.  Other cost method investments made in 2015 and 2016 were individually immaterial. In 2016, the Company disposed of a series of investments under cost method and recognized the aggregated gains of $159.5 million. All the proceeds of $183.1 million from disposing these cost method investments were received by the Company as of December 31, 2016.

Equity Method

As of December 31, 2016, investments accounted for under the equity method totaled $381.6 million, which included a $199.7 million investment in Leju Holdings Limited (“Leju”). Investments are accounted for under the equity method when the Company has significant influence in the investment and the investment is considered as in substance ordinary shares. Investments in limited partnerships, whose operating and financial policies the Company had significant influence over were also accounted for using the equity method.

In March 2014, Leju, a wholly owned subsidiary of E-House, entered into a share purchase and subscription agreement with E-House and Tencent Holdings Ltd. (“Tencent”), pursuant to which Tencent acquired 15% of Leju’s total outstanding ordinary shares on a fully diluted basis from E-House and E-House’s ownership in Leju decreased from 100% to 85% on a fully diluted basis. On April 17, 2014, Leju completed its initial public offering on New York Stock Exchange with the new issuance of 11.5 million ordinary shares. Concurrent with Leju’s initial public offering, Leju additionally issued 2.0 million ordinary shares to Tencent in a private placement. Upon the completion of such transaction, E-House’s interest in Leju was further diluted to 75.5% of Leju’s then total outstanding shares. Although SINA’s ownership percentage in E-House did not change, the Company recognized a change in interest gain of $29.1 million and $19.2 million respectively for the two transactions respectively, as a result of the increase of SINA’s proportionate share of net assets in E-House.

On December 3, 2014, E-House announced a spin off plan for a portion of its share of Leju, to distribute 7,103,946 ordinary shares of Leju (“Leju Shares”) on a pro rata basis, or 0.05 Leju Shares for each outstanding ordinary share of E-House. Among these 7,103,946 Leju Shares to be distributed, a total of 3,878,324 Leju Shares will be distributed in the form of 3,878,324 Leju ADSs (on the 1:1 conversion ratio between ADS and ordinary share) to holders of E-House ADSs. After the spin off, E-House would continue to control Leju. As a result, the Company received a total of 1,466,687 ordinary shares of Leju (“Leju Dividend Shares”), representing approximately 1% equity interest of Leju, as of the distribution date. The Company accounts for the 1% equity interest of Leju under the equity method of accounting as it can exercise significant influence over Leju through E-House. The Company received cash dividends amounting to $5.9 million and $4.4 million in January and May, 2015 from E-House, represented the dividend of $0.2 per ordinary share and $0.15 per ordinary share, respectively.

On April 15, 2016, E-House entered into a definitive agreement and plan of merger, or the Merger Agreement, with E-House Holdings Ltd., or Parent. Pursuant to the Merger Agreement, Parent acquired E-House for a cash consideration equal to US$6.85 per ordinary share, and upon the closing of the merger, E-House continued as the surviving corporation and a wholly owned subsidiary of Parent. In connection with the transaction contemplated by the Merger Agreement, the Company made an equity contribution of approximately $140 million to Parent in August 2016 to subscribe newly issued shares of Parent. At the same time, the shares of E-House held by the Company were also rolled over and converted into the shares of Parent. On August 12, 2016, or the closing date, the Company held 49,764,809 ordinary shares of Parent, which represented 43% of Parent’s then total outstanding shares and had a cost basis then to the Company of $340.7 million. The Company also entered into a Shareholders Agreement with Parent and certain other shareholders of Parent on the closing date, under which the Company granted an option (‘E-House Option’) to Parent to repurchase all the equity interest held by the Company in Parent during the 18-month period following the closing date for a consideration consisting of (i) 30% of the total outstanding ordinary shares of Leju at the time of the repurchase, and (ii) certain cash payment. In accordance with ASC Subtopic 815-10, the option is deemed legally detachable and separately exercisable from the repurchase of ordinary shares of Leju and, thus, accounted for as a freestanding instrument. The option was initially recognized as an option liability valued at $ 3.1 million on the basis of its fair value at the grant date, together with its subsequent changes in fair value were reflected in the fair value change in option liability. The fair value of option liability was determined by i) the number of Leju shares the Company received in this transaction, ii) the difference between the designated unit price of Leju shares agreed in the Shareholders Agreement by transaction parties and the fair value of unit price of Leju in the open market at each period end and iii) time value of the option liability. Immediately prior to the exercise of the option, the fair value of the investor option liability was approximately $28.5 million.

On December 30, 2016, Parent exercised such option right and repurchased 49,764,809 of its ordinary shares from the Company, for the aggregate consideration comprised of 40,651,187 shares of Leju with a fair value of $195.1 million and approximately $129 million in cash. As a result, together with Leju Dividend Shares received in 2014 by the Company, on December 31, 2016, the Company totally held 42,117,874 Leju shares with a fair value of $202.2 million, which represented 31.1% of Leju’s then total outstanding shares, and ceased to hold any beneficial ownership in Parent. The Company used equity method to account for the investment in Leju. As of December 31, 2016, the U.S. dollar cash consideration was not received from Parent, but an equivalent RMB deposit was paid to the Company to ensure the later payment of cash consideration in U.S. dollar. The RMB deposit is without any restriction for use but expected to be returned to Parent when the Company receives the cash consideration in U.S. dollar.  As a result of the share exchange, the Company recognized a one-time gain of $4.6 million, which was the difference between all the considerations received and the carrying value of the investment in E-House on the transaction date, after offsetting the cumulative currency translation adjustments previously recorded for E-House as other comprehensive loss. Earnings/(loss) from Parent for the period from October 1, 2016 to December 30, 2016 has been included in the disposal gain of $4.6 million from this transaction. For the year ended December 31, 2016, a loss of $28.5 million was recognized as fair value change in option liability when marked to market in the Company’s consolidated statements of comprehensive income.

On July 9, 2014, Tian Ge Interactive Holding Limited (“Tian Ge”), an equity method investee of the Company, completed its initial public offering on the Main Board of The Stock Exchange of Hong Kong Limited with the new issuance of 349.9 million ordinary shares (“Tian Ge IPO”). After Tian Ge IPO, the Company’s equity interest in Tian Ge was diluted from 36% to 25% and the Company in substance disposed part of its interest in Tian Ge. As the issuance price per share was higher than the Company’s average carrying value per share, the Company recorded a change in interest gain of $49.2 million to reflect the partial disposal.  The Company received cash dividends amounting to $2.3 million from Tian Ge in 2015 and 2016, respectively, represented the dividend of HK$ 0.06 ($ 0.008) per ordinary share. The closing price of Tian Ge as of December 31, 2016 is HK$4.8(equivalent to $0.62) per ADS/share. The aggregate market value of the Company’s investment in Tian Ge is approximately $185.7 million.

None of our equity investments meets the SEC’s definition of a significant subsidiary for the years ended December 31, 2014, 2015 and 2016. The Company summarizes the condensed financial information of the Company’s equity investments as a group below in accordance with Rule 4-08 of Regulation S-X. The condensed balance sheet below included the financial information of Leju but excluded the result of E-House as of December 31, 2016:

	Years Ended December 31,
	2014	2015	2016
	(In thousands)
Operating data:
Revenue	$1,023,959	$1,139,303	$1,884,793
Gross profit	$698,579	$777,323	$1,385,828
Income (loss) from operations	$89,934	$17,866	$(21,238)
Net income (loss)	$88,228	$1,772	$(57,894)
Net income (loss) attributable to our equity method investments companies	$75,121	$17,859	$(27,895)

	As of December 31,
	2015	2016
	(In thousands)
Balance sheet data:
Current assets	$1,617,225	$858,996
Long-term assets	$903,293	$606,819
Current liabilities	$672,439	$206,928
Long-term liabilities	$100,641	$29,406
Non-controlling interests	$162,273	$3,320

The investment in E-House with the cost allocated as follows:

	As of December 31,
	2014	2015
	(In thousands)
Carrying value of investment in E-House	$226,640	$210,461
Proportionate share of E-House’s net tangible and intangible assets *	208,731	183,125
Proportionate share of E-House’s change of APIC which was not picked up by SINA	6,476	17,088

Excess of carrying value of investment over proportionate share of E-House’s net tangible and intangible assets	$11,433	$10,248

The excess of carrying value has been primarily assigned to:
Goodwill and amortizable intangible assets *	$14,269	$12,689
Deferred tax liabilities	(2,836)	(2,441)

	$11,433	$10,248

Cumulative gain in equity interest	$4,731	$6,604

* The weighted average life of the intangible assets recorded in E-House’s financial statements was 8 years and the intangible assets not included in E-House’s financial statements, excluding the asset with indefinite life, was 6 years.

The investment in Leju was accounted for using the equity method with the cost allocated as follows:

As of December 31,
2016
(In thousands)

Carrying value of investment in Leju	$199,662
Proportionate share of Leju’s net tangible and intangible assets **	114,900

Excess of carrying value of investment over proportionate share of Leju’s net tangible and intangible assets	$84,762

The excess of carrying value has been primarily assigned to:
Goodwill and amortizable intangible assets **	$90,175
Deferred tax liabilities	(5,413)

$84,762

Cumulative gain in equity interest	$553

** The weighted average life of the intangible assets recorded in Leju’s financial statements was 7 years and the intangible assets not included in Leju’s financial statements was 8 years.

The Company performs the impairment assessment of its investments under the cost method and equity method whenever events or changes in business circumstances indicate that the carrying value of the investment may not be fully recoverable. In the years ended December 31, 2014, 2015 and 2016, the Company recorded $10.1 million, $6.6 million and $29.0 million of impairment charges to the carrying value of its investments under the cost method, respectively. In the years ended December 31, 2014, 2015 and 2016, the Company recorded $5.2 million, nil and $2.5 million of impairment charges to the carrying value of its investments under equity method as a result of the operation metrics were not performing to the expectations.

Available-for-Sale Securities

The following table shows the carrying amount and fair value of marketable securities:

	Cost Basis	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
	(In thousands)
Youku Tudou	$91,969	$—	$(3,036)	$88,933
Alibaba	20,000	130,777	—	150,777
Others	20,274	2,480	—	22,754

December 31, 2014	$132,243	$133,257	$(3,036)	$262,464

Youku Tudou	$68,028	$32,951	$—	$100,979
Alibaba	18,997	92,982	—	111,979
Jupai	17,788	14,121	—	31,909
Others	51,571	17,324	(2,265)	66,630

December 31, 2015	$156,384	$157,378	$(2,265)	$311,497

Alibaba	$12,248	$65,757	$—	$78,005
Jupai	23,068	8,576	—	31,644
Others	44,656	807	(823)	44,640

December 31, 2016	$79,972	$75,140	$(823)	$154,289

Investments in marketable securities are held as available-for-sale and reported at fair value, which totaled $311.5 million and $154.3 million as of December 31, 2015 and 2016, respectively.

The Company invested Alibaba through Yunfeng Funds with a total cost of $50.0 million in October 2011. On September 19, 2014, Alibaba completed its listing on the New York Stock Exchange (“Alibaba IPO”). The Company sold part of shares held, had total cost of $30.0 million, through Alibaba IPO and recognized a one-time disposal gain of $109.2 million. In 2016, the Company further disposed part of shares held, with the total cost of $6.7 million and recognized a gain of $44.2 million.

In 2014 and 2015, the Company invested $24.5 million and $5.2 million in Youku Tudou, respectively. In 2015, the Company disposed part of shares, with a disposal gain of $18.9 million. With the accomplishment of its privatization, the Company recognized a gain of $34.5 million in 2016.

The Company invested Jupai Holding Limited (“JP”) with a total cost of $7.8 million under cost method since 2014. In July 2015, JP completed its listing on the New York Stock Exchange (“JP IPO”). In 2015 and 2016, the Company further invested $10.0 million and $5.3 million in JP, respectively.

The Company reviews its available-for-sale investments regularly to determine if an investment is other-than-temporarily impaired due to changes in quoted market price or other impairment indicators. Changes in market conditions and other facts and circumstances may change the business prospects of these issuers, the assessment, which included the business and financial outlook, the financial condition, as well as the severity and duration of the drop in share price compared to the carrying value, that these investments are not other-than-temporarily impaired, as well as the ability and current intent to hold these securities until the prices recover. For the years ended December 31, 2014, 2015 and 2016, the impairment charges of available-for-sale investments were $2.6 million, nil and $4.8 million, respectively.